Earnings/(Loss) Per Share - Number of Weighted-Average Potentially Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share	0	0	106	0	864
Number of Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share	0	0	4,900,000	0	758,000
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share	0	0	106	0	106,000